LEASING - Disclosure of detailed information about lease liability (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Presentation of leases for lessee [abstract]
Current liability	$ 322	$ 262
Non-current liability	54	171
Balance at December 31	$ 376	$ 433	$ 1,269